Investment Objectives and Goals - Manzil Russell Halal USA Broad Market ETF	Nov. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MANZIL RUSSELL HALAL USA BROAD MARKET ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Manzil Russell Halal USA Broad Market ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Russell IdealRatings Manzil Halal USA Broad Market Custom Index (the “Index”).